Contracts Payable - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended
	May 31, 2011	Jan. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Mar. 02, 2010
Stock issued during period, Shares, issued for services	770,000	245,000						100,000	220,000
Stock issued during period, value, issued for services	$ 18,750	$ 350,000							$ 230,000
Stock reverse						100
Expense amortized per quarter		30,625
Directors fee for services, Value									128,000
Directors fee for services, Share			55,555		55,555				72,841
Common Stock valued, per share								$ 1.75	$ 1.76
Common Stock Shares			7,979,803		7,979,803	7,764,476		7,764,476	4,972,635	800,000
Common Stock, value issued			17,151,096		17,151,096	16,904,154		16,904,154	13,611,903	500,000
Consulting contract related investor relations expense			41,667	41,667	83,333		83,333
Unamortized balance prepaid expenses and other					$ 111,000
Consulting contract tenure					3 years